SHAREHOLDERS EQUITY (Options Granted to Employees) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised during the period | $	$ 134
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares	$ 1.57